UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jess S. Morgan & Co., Inc.
Address: 5750 Wilshire Blvd., Suite 590

         Los Angeles, CA  90036-3697

13F File Number:  28-11862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gary Levenstein
Title:     Executive Vice President, Investment Manager
Phone:     323-634-2409

Signature, Place, and Date of Signing:

     Gary Levenstein     Los Angeles, CA     March 27, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     35

Form13F Information Table Value Total:     $98,206 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
99 CENTS ONLY STORES           COM              65440k106     3040   124485 SH       Sole                   124485        0        0
AMERICAN INTL GROUP INC        COM              026874107     2979    41750 SH       Sole                    41750        0        0
AMGEN INC                      COM              031162100     3411    58658 SH       Sole                    58658        0        0
APPLIED MATLS INC              COM              038222105     2994   140345 SH       Sole                   140345        0        0
BEA SYS INC                    COM              073325102     1806   142015 SH       Sole                   142015        0        0
BROADCOM CORP                  CL A             111320107     3624    92910 SH       Sole                    92910        0        0
CENDANT CORP                   COM              151313103     3996   163840 SH       Sole                   163840        0        0
CHEESECAKE FACTORY INC         COM              163072101     3898    84566 SH       Sole                    84566        0        0
CHRISTOPHER & BANKS CORP       COM              171046105     3111   147386 SH       Sole                   147386        0        0
CISCO SYS INC                  COM              17275R102     3566   151275 SH       Sole                   151275        0        0
CITIGROUP INC                  COM              172967101     3337    64553 SH       Sole                    64553        0        0
COLGATE PALMOLIVE CO           COM              194162103     3045    55264 SH       Sole                    55264        0        0
FAMOUS DAVES AMER INC          COM              307068106     3782   486155 SH       Sole                   486155        0        0
FLEXTRONICS INTL LTD           ORD              Y2573F102     2887   168955 SH       Sole                   168955        0        0
GENERAL ELEC CO                COM              369604103     2967    97200 SH       Sole                    97200        0        0
GILLETTE CO                    COM              375766102     3075    78635 SH       Sole                    78635        0        0
ICOS CORP                      COM              449295104     2802    75875 SH       Sole                    75875        0        0
INTUIT                         COM              461202103     2882    64575 SH       Sole                    64575        0        0
JETBLUE AWYS CORP              COM              477143101     2222    88005 SH       Sole                    88005        0        0
JOHNSON & JOHNSON              COM              478160104     3270    64470 SH       Sole                    64470        0        0
LINEAR TECHNOLOGY CORP         COM              535678106     3086    83197 SH       Sole                    83197        0        0
LIQUIDMETAL TECHNOLOGIES INC   COM              53634X100      177    55450 SH       Sole                    55450        0        0
MEDTRONIC INC                  COM              585055106     3287    68840 SH       Sole                    68840        0        0
MICROCHIP TECHNOLOGY INC       COM              595017104     2499    94587 SH       Sole                    94587        0        0
NETWOLVES CORP                 COM              64120V102       77    56400 SH       Sole                    56400        0        0
NEXTEL COMMUNICATIONS INC      CL A             65332V103     2612   105940 SH       Sole                   105940        0        0
NIKU CORP                      COM NEW          654113703     2243   168552 SH       Sole                   168552        0        0
ORPHAN MED INC                 COM              687303107     2206   191150 SH       Sole                   191150        0        0
PEPSICO INC                    COM              713448108     2374    44080 SH       Sole                    44080        0        0
PFIZER INC                     COM              717081103     3256    92885 SH       Sole                    92885        0        0
SOUTHWEST AIRLS CO             COM              844741108     2299   161815 SH       Sole                   161815        0        0
SYNOVIS LIFE TECHNOLOGIES IN   COM              87162G105      963    67457 SH       Sole                    67457        0        0
TEMPLETON DRAGON FD INC        COM              88018t101     4789   310185 SH       Sole                   310185        0        0
VITAL IMAGES INC               COM              92846N104     2716   269425 SH       Sole                   269425        0        0
XILINX INC                     COM              983919101     2928    77549 SH       Sole                    77549        0        0